Leases (Lease Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lease right-of-use assets
Finance leases	$ 402	$ 408
Operating leases	470	445
Total lease right-of-use assets	$ 872	$ 853
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Properties	Properties
Current
Finance leases	$ 1	$ 7
Operating leases	$ 125	$ 108
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Less: Current portion of long-term debt	Less: Current portion of long-term debt
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other	Accounts payable and other
Noncurrent
Finance leases	$ 9	$ 3
Operating leases	$ 341	$ 322
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt	Long-term debt
Total lease liabilities	$ 476	$ 440